UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
          ----------------------------------------------------------------------
Address:  1613 Duke Street
          ----------------------------------------------------------------------
          Alexandria, Virginia  22314
          ----------------------------------------------------------------------

Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Heather Leonard
          ----------------------------------------------------------------------
Title:    Chief Compliance Officer
          ----------------------------------------------------------------------
Phone:    703-683-8575
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Heather Leonard                      Alexandria, Virginia         02-12-2010
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 60
                                        -------------------

Form 13F Information Table Value Total: $484,124
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Foxhall Capital Management, Inc.
FORM 13F
31-Dec-09


                                                                                                     Voting Authority
                                                                                                   --------------------
                                 Title of             Value        Shares/     Sh/  Put/  Invstmt  Other
Name of Issuer                   class     CUSIP      (x$1000)     Prn Amt     Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------   --------  ---------  --------     ----------  ---  ----  -------  --------  ------- ------  ----
ARMSTRONG WORLD INDS INC NEW      CS       04247X102       885.00     22,730.00 SH   Sole                    7625     0        15105
ATWOOD OCEANICS INC               CS       050095108       902.00     25,170.00 SH   Sole                    8410     0        16760
BAIDU COM INC                     ADR      056752108       888.00      2,160.00 SH   Sole                     725     0         1435
BUCYRUS INTL INC NEW              CS       118759109     1,002.00     17,770.00 SH   Sole                    5945     0        11825
CLAYMORE ETF TRUST 2 S&P GBL W    ETF      18383Q507    17,099.00    928,264.00 SH   Sole                  111700     0       816564
CLAYMORE EXCHANGE TRADED FD ZA    ETF      18383M506    22,581.00  1,260,116.00 SH   Sole                  228300     0      1031816
COMPANHIA BRASILEIRA DE DIST      ADR      20440T201     1,085.00     14,440.00 SH   Sole                    4890     0         9550
COMPANHIA SIDERURGICA NACION      ADR      20440W105       858.00     26,870.00 SH   Sole                    9035     0        17835
CORRECTIONS CORP AMER NEW         CS       22025Y407       920.00     37,485.00 SH   Sole                   12605     0        24880
CREE INC                          CS       225447101     1,093.00     19,390.00 SH   Sole                    6570     0        12820
CTRIP COM INTL LTD                ADR      22943F100       915.00     12,730.00 SH   Sole                    4280     0         8450
CURRENCYSHS JAPANESE YEN TR JA    ETF      23130A102     9,313.00     87,355.00 SH   Sole                   14785     0        72570
DEVELOPERS DIVERSIFIED RLTY       CS       251591103       873.00     94,310.00 SH   Sole                   31390     0        62920
DIAMONDS TR UNIT SER 1            ETF      252787106    22,084.00    212,206.00 SH   Sole                   38900     0       173306
DILLARDS INC                      CS       254067101     1,025.00     55,535.00 SH   Sole                   18780     0        36755
DOMTAR CORP                       CS       257559203       913.00     16,480.00 SH   Sole                    5565     0        10915
F5 NETWORKS INC                   CS       315616102     1,046.00     19,740.00 SH   Sole                    6670     0        13070
FIRST TR ISE CHINDIA INDEX F C    ETF      33733A102     4,770.00    223,511.00 SH   Sole                   37315     0       186196
GOL LINHAS AEREAS INTLG S A       ADR      38045R107     1,004.00     65,405.00 SH   Sole                   22185     0        43220
GRACE W R AND CO DEL NEW          CS       38388F108     1,033.00     40,750.00 SH   Sole                   13745     0        27005
HARLEY DAVIDSON INC               CS       412822108       814.00     32,315.00 SH   Sole                   10860     0        21455
INTEROIL CORP                     CS       460951106     1,148.00     14,945.00 SH   Sole                    5070     0         9875
ISHARES INC MSCI ISRAEL FD        ETF      464286632     8,949.00    164,511.00 SH   Sole                   27040     0       137471
ISHARES INC MSCI MALAYSIA         ETF      464286830     8,484.00    798,827.00 SH   Sole                  136355     0       662472
ISHARES INC MSCI SINGAPORE        ETF      464286673    10,256.00    892,627.00 SH   Sole                  149325     0       743302
ISHARES MSCI CHILE INDEX FUND     ETF      464286640     9,009.00    164,434.00 SH   Sole                   26990     0       137444
ISHARES TR 1-3 YR TRS BD          ETF      464287457    44,095.00    531,526.00 SH   Sole                   80275     0       451251
ISHARES TR DJ US REAL EST         ETF      464287739     1,212.00     26,385.00 SH   Sole                   26385     0            0
ISHARES TR LEHMAN SH TREA         ETF      464288679    15,599.00    141,565.00 SH   Sole                   26091     0       115474
ISHARES TR LRGE GRW INDX          ETF      464287119    22,732.00    387,324.00 SH   Sole                   69960     0       317364
ISHARES TR MSCI ACJPN IDX         ETF      464288182    29,269.00    525,380.00 SH   Sole                   88510     0       436870
ISHARES TR RUSL 3000 GROW         ETF      464287671    22,697.00    560,562.00 SH   Sole                  101315     0       459247
ISHARES TR S&G GL MATERIA         ETF      464288695       733.00     11,780.00 SH   Sole                   11780     0            0
ISHARES TR SANDP LTN AM 40        ETF      464287390    10,115.00    211,652.00 SH   Sole                   35820     0       175832
ISHARES TR US TIPS BD FD          ETF      464287176     9,726.00     93,607.00 SH   Sole                   15690     0        77917
J CREW GROUP INC                  CS       46612H402       976.00     21,825.00 SH   Sole                    7360     0        14465
JOY GLOBAL INC                    CS       481165108       905.00     17,545.00 SH   Sole                    5875     0        11670
MARKET VECTORS ETF TR AGRIBUS     ETF      57060U605    16,857.00    384,941.00 SH   Sole                   46430     0       338511
MARKET VECTORS ETF TR MV STEEL    ETF      57060U308     1,213.00     19,725.00 SH   Sole                   19725     0            0
MARKWEST ENERGY PARTNERS L P      CS       570759100     1,061.00     36,240.00 SH   Sole                   12210     0        24030
NU SKIN ENTERPRISES INC           CS       67018T105       951.00     35,385.00 SH   Sole                   11915     0        23470
PERRIGO CO                        CS       714290103       931.00     23,370.00 SH   Sole                    7865     0        15505
POWERSHARES ETF TRUST DYNM LRG    ETF      73935X708    22,459.00  1,340,857.00 SH   Sole                  243445     0      1097412
POWERSHS DB MULTI SECT COMM DB    ETF      73936B309    17,954.00    596,687.00 SH   Sole                   32835     0       563852
POWERSHS DB MULTI SECT COMM DB    ETF      73936B606       330.00      8,410.00 SH   Sole                    8410     0            0
POWERSHS DB MULTI SECT COMM DB    ETF      73936B705    22,797.00  1,013,181.00 SH   Sole                  134490     0       878691
PRICELINE COM INC                 CS       741503403       953.00      4,365.00 SH   Sole                    1475     0         2890
SALIX PHARMACEUTICALS INC         CS       795435106     1,039.00     40,930.00 SH   Sole                   13800     0        27130
SPDR BARCLAYS CAPITAL 1-3 MONT    ETF      78464A680    15,590.00    339,866.00 SH   Sole                   62660     0       277206
SPDR GOLD TRUST GOLD SHS          ETF      78463V107    17,774.00    165,628.00 SH   Sole                    6160     0       159468
SPDR INDEX SHS FDS S&P EMKTSC     ETF      78463X756    25,572.00    537,220.00 SH   Sole                   88430     0       448790
SPDR SERIES TRUST BARC CAP TIP    ETF      78464A490     9,592.00    171,723.00 SH   Sole                   28840     0       142883
SPDR SERIES TRUST BARCLY CNV E    ETF      78464A359    10,077.00    266,660.00 SH   Sole                   43955     0       222705
TAM SA                            ADR      87484D103     1,156.00     52,025.00 SH   Sole                   17710     0        34315
TECK COMINCO LTD                  CS       878742204       925.00     26,465.00 SH   Sole                    8875     0        17590
TEMPUR PEDIC INTL INC             CS       88023U101     1,009.00     42,680.00 SH   Sole                   14395     0        28285
TERNIUM SA                        ADR      880890108     1,048.00     29,585.00 SH   Sole                    9985     0        19600
WELLCARE GROUP INC                CS       94946T106     1,032.00     28,080.00 SH   Sole                    9500     0        18580
WIPRO LTD                         ADR      97651M109     1,042.00     46,800.00 SH   Sole                   15755     0        31045
WISDOMTREE TRUST EMG MKTS SMCA    ETF      97717W281    25,754.00    598,241.00 SH   Sole                   98345     0       499896
REPORT SUMMARY: 60 DATA RECORDS                        484,124.00          0.00    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.